Related party transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during the three and six months ended June 30, 2024, the Company charged its equity-method investees $16,445 and $29,067 (2023 - $12,773 and $42,074, respectively).
Additionally, up to January 4, 2024, Liberty Development JV Inc., which was an equity-investee of the Company that was the Company’s joint venture with funds managed by Infrastructure and Power strategy of Ares Management, LLC for its non-regulated development platform, provided development services to the Company on specified projects, for which it earned a development fee upon reaching certain milestones. However, during the six months ended June 30, 2024 no such development fees were charged to the Company (2023 - $nil).
On January 4, 2024, the Company acquired the remaining 50% ownership in Liberty Development JV Inc. See note 3(f) for details.
(b)Redeemable non-controlling interest held by related party
Liberty Development Energy Solutions B.V., which was an equity investee of the Company up to January 4, 2024, had a Margin Loan in the amount of $306,500 with a previous maturity date of January 26, 2024. On January 4, 2024, Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company, acquired the remaining 50% ownership in Liberty Development Energy Solutions B.V. (see note 3(f) for more details). On January 8, 2024, the maturity date of the Margin Loan was extended to September 30, 2024. The Company prepaid the Margin Loan on June 20, 2024 (see Note 7(b)).
13.Related party transactions (continued)
(b)Redeemable non-controlling interest held by related party (continued)
Liberty Development Energy Solutions B.V. has a preference share ownership in AY Holdings, which AQN previously reflected as redeemable non-controlling interest held by related party.
During the three and six months ended June 30, 2024, the Company incurred non-controlling interest attributable to Liberty Development Energy Solutions B.V. of $nil (2023 - $6,348 and $12,399, respectively) and recorded distributions of $nil (2023 - $6,302 and $12,300, respectively).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents an interest in a consolidated subsidiary of the Company, acquired by Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada") in May 2019 for $96,752 (C$130,103). During the three and six months ended June 30, 2024, the Company recorded distributions of $nil (2023 - $4,921 and $10,979, respectively).
(d)     Transactions with Atlantica
On April 9, 2024, Algonquin Power Fund (America), LLC, a wholly owned subsidiary of the Company, sold its 100% equity interest in the Cedar 1 Solar Project to Ashusa Inc., a subsidiary of Atlantica, for consideration of $11,707 consisting of costs incurred to the date of sale, as well as development services provided post-sale related to obtaining an offtake agreement. The Company recognized $3,397 within other revenue in the unaudited interim condensed consolidated statement of operations for the three and six months ended June 30, 2024.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.